SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Short-term Debt [Line Items]
Short-term bank loans	$ 1,909	$ 2,865
Property Plant And Equipment Pledged For Short Term Loans	939	0
Interest Expense	110	376	$ 178
Long-term Line of Credit	265,560	340,006
Line Of Credit Facility Amount Utilized	77,911	151,254
Line Of Credit Facility Amount Available For Use	187,649	188,752
Line Of Credit Facility Secured By Restricted Cash	13,401	2,279
Line Of Credit Facility Secured By Restricted Buildings	3,018	3,121
Buildings [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	939
Vested and Unissued Restricted Shares [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans	$ 1,013	$ 1,007
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.60%	4.60%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		5.66%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		4.71%